Investment Securities	6 Months Ended
Sep. 30, 2012
Investment Securities

3.    INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of investment securities available for sale and being held to maturity at March 31, 2012 and September 30, 2012 were as follows:

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:	(1)	UnionBanCal Corporation (“UNBC”) reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.

At September 30, 2012:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,267,560	¥207,283		¥8,247		¥48,466,596
Japanese prefectural and municipal bonds	190,720	8,511		—		199,231
Foreign governments and official institutions bonds	988,962	20,458		4,203		1,005,217
Corporate bonds	2,190,375	59,940		1,588		2,248,727
Residential mortgage-backed securities	968,279	17,314		3,133		982,460
Commercial mortgage-backed securities	132,813	4,471		477		136,807
Asset-backed securities	483,000	521		7		483,514
Other debt securities(1)	65,711	4,640		5,402		64,949
Marketable equity securities	2,256,385	809,900		19,698		3,046,587

Total	¥55,543,805	¥1,133,038		¥42,755		¥56,634,088

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥559,864	¥2,843		¥—		¥562,707
Foreign governments and official institutions bonds	406,912	2,476		52		409,336
Corporate bonds	19,460	206		—		19,666
Residential mortgage-backed securities	85,691	256	(2)	61		85,886
Asset-backed securities	1,267,961	47,133		254	(3)	1,314,840

Total	¥2,339,888	¥52,914		¥367		¥2,392,435

Notes:	(1)	Other debt securities in the table above include ¥64,790 million of tax-exempt conduit debt bonds.
	(2)	In addition to above, UNBC reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the six months ended September 30, 2012. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥419 million before taxes at September 30, 2012 and not included in the table above.
	(3)	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥27,207 million before taxes at September 30, 2012 and not included in the table above.

Investment securities other than Securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥876,333 million and ¥870,192 million, at March 31, 2012 and September 30, 2012, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers and carried at fair value of ¥33,432 million and ¥31,507 million at March 31, 2012 and September 30, 2012, respectively. See Note 16 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥302,318 million and ¥321,735 million at March 31, 2012 and September 30, 2012, respectively, the MUFG Group has estimated a fair value using commonly accepted valuation techniques to determine if the investment is impaired in each reporting period. These cost-method investments are primarily comprised of nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future. See Note 16 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other than temporary.

With respect to cost-method investments of ¥574,015 million and ¥548,457 million at March 31, 2012 and September 30, 2012, respectively, the MUFG Group performed a test to determine whether any impairment indicator exists with respect to each cost-method investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to conduct the other-than-temporary impairment evaluation. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share in an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit ratings, which are generally updated once a year based on the annual financial statements of issuers. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of those cost-method investments, which had aggregated costs of ¥570,122 million and ¥545,846 million at March 31, 2012 and September 30, 2012, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on its other-than-temporary impairment evaluation, the impairment losses on cost-method investments the MUFG Group recognized were ¥5,202 million and ¥1,733 million for the six months ended September 30, 2011 and 2012. Each impairment loss was recognized based on the specific circumstances for each individual company. No impairment was individually material.

The amortized cost and estimated fair values of debt securities being held to maturity and the estimated fair values of debt securities available for sale at September 30, 2012 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥700,755	¥703,227	¥15,438,407
Due from one year to five years	333,791	343,219	29,024,912
Due from five years to ten years	970,524	1,006,904	5,222,749
Due after ten years	334,818	339,085	3,901,433

Total	¥2,339,888	¥2,392,435	¥53,587,501

For the six months ended September 30, 2011 and 2012, gross realized gains on sales of investment securities available for sale were ¥156,495 million and ¥156,212 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥26,112 million and ¥11,730 million, respectively.

For the six months ended September 30, 2011 and 2012, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥161,937 million and ¥120,660 million, respectively, which were included in Investment securities gains (losses)—net in the condensed consolidated statements of income. The losses of ¥161,937 million for the six months ended September 30, 2011 included losses of ¥7,258 million from debt securities available for sale mainly classified as corporate bonds, and ¥149,477 million from marketable equity securities. The losses of ¥120,660 million for the six months ended September 30, 2012 included losses of ¥6,175 million from debt securities available for sale mainly classified as corporate bonds, and ¥112,752 million from marketable equity securities.

During the six months ended September 30, 2012, the MUFG Group determined that it no longer had the intent to hold certain securities, which had a carrying value of ¥47,566 million, to maturity in response to a significant deterioration in the issuers’ creditworthiness. As a result, the MUFG Group transferred these securities from Securities being held to maturity to Securities available for sale. These securities were sold and the MUFG Group recorded a loss of ¥1,518 million for the six months ended September 30, 2012.

The MUFG Group transferred Securities available for sale of ¥12,356 million to Securities being held to maturity during the six months ended September 30, 2012. The MUFG Group has asserted the positive intent and ability to hold these securities to maturity.

The following tables show the unrealized gross losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2012 and September 30, 2012 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

	Less than 12 months		12 months or more		Total
At September 30, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥12,578,648	¥4,589	¥583,299	¥3,658	¥13,161,947	¥8,247	47
Foreign governments and official institutions bonds	125,676	4,069	2,766	134	128,442	4,203	109
Corporate bonds	165,124	676	136,870	912	301,994	1,588	1,746
Residential mortgage-backed securities	27,249	112	35,574	3,021	62,823	3,133	83
Commercial mortgage-backed securities	9,765	50	13,931	427	23,696	477	21
Asset-backed securities	3,903	7	—	—	3,903	7	6
Other debt securities	35,858	5,402	—	—	35,858	5,402	42
Marketable equity securities	258,529	19,316	1,538	382	260,067	19,698	175

Total	¥13,204,752	¥34,221	¥773,978	¥8,534	¥13,978,730	¥42,755	2,229

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥11,616	¥52	¥—	¥—	¥11,616	¥52	2
Residential mortgage-backed securities	35,623	61	—	—	35,623	61	30
Asset-backed securities	17,041	1	169,206	253	186,247	254	8

Total	¥64,280	¥114	¥169,206	¥253	¥233,486	¥367	40

The following describes the nature of the MUFG Group’s investments and the conclusions reached on the temporary or other-than-temporary status of the unrealized losses.

Japanese national government and Japanese government agency bonds, Foreign governments bonds and official institutions bonds

As of September 30, 2012, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments, and such unrealized losses are primarily driven by changes in interest rates, not due to credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying condensed consolidated statements of income.

Residential and commercial mortgage-backed securities

As of September 30, 2012, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises (“GSE”) of the United States and collateralized by residential mortgage loans, are expected to be primarily driven by changes in interest rates and not due to credit losses. The unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from GSEs are expected to be primarily driven by investment grade, and with consideration of other factors, such as expected cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. As such, no impairment was recorded in the accompanying condensed consolidated statements of income.

Asset-backed securities

As of September 30, 2012, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize a diversified pool of loan assets into multiple classes of notes from the cash flows generated by such loans, and pay the note holders through the receipt of interest and principal repayments from the underlying loans. Certain of these CLOs are highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s opinion of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost. Any security with credit rating deterioration is also subject to cash flow analysis to determine whether or not an other-than-temporary impairment exists. The MUFG Group monitored performance of securities and performed expected cash flow analysis, which indicated no observable credit quality deterioration on such securities at September 30, 2012. As a result, no other-than-temporary impairment was recorded in the accompanying condensed consolidated statements of income.

Corporate bonds

As of September 30, 2012, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections using its base assumptions. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The credit loss component is reduced when the corporate bonds are sold or matured. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	Six months ended September 30,
	2011	2012
	(in millions)
Balance at beginning of period	¥35,458	¥30,066

Additions:
Initial credit impairments	4,502	4,152
Subsequent credit impairments	2,756	2,023

Reductions:
Securities sold or matured	(9,770)	(6,120)

Balance at end of period	¥32,946	¥30,121

The cumulative decline in fair value of the credit impaired debt securities held at September 30, 2011 and 2012 was ¥20,298 million and ¥18,413 million, respectively. Of which, the credit loss component recognized in earnings was ¥32,946 million and ¥30,121 million, and the remaining amount related to all other factors recognized in accumulated other comprehensive loss before taxes was ¥12,648 million and ¥11,708 million at September 30, 2011 and 2012, respectively.

Other debt securities

As of September 30, 2012, other debt securities primarily consist of private placement tax-exempt debt conduit bonds, which are largely not rated. The MUFG Group estimated loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost. Based on the analysis, no other-than-temporary impairment was recorded in the accompanying condensed consolidated statement of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairments. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic factors and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2012, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, since the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationships with its customers.